FIXED INCOME SECURITIES (Tables)	9 Months Ended
Sep. 30, 2021
FIXED INCOME SECURITIES
Schedule of held-to-maturity securities

Canadian Provincial and Municipal Bonds	Amortized Cost	Estimated Fair Value
Due in one year or less	$1,203,784	$1,203,614
Due after one year through five years	9,689,469	9,651,522
Total	$10,893,253	$10,855,136